SCHEDULE OF EQUITY INVESTMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investments [Line Items]
Total equity investment	$ 1,987,358	$ 1,992,206
Gamehaus Inc [Member]
Schedule of Investments [Line Items]
Total equity investment		1,992,206	$ 2,001,219
Ningbo Huixin LP [Member]
Schedule of Investments [Line Items]
Total equity investment	138,125	138,003
Ningbo Huixin LP [Member] | Gamehaus Inc [Member]
Schedule of Investments [Line Items]
Total equity investment		138,003	138,406
Chongqing Xiangyou LP [Member]
Schedule of Investments [Line Items]
Total equity investment	1,386,813	1,385,456
Chongqing Xiangyou LP [Member] | Gamehaus Inc [Member]
Schedule of Investments [Line Items]
Total equity investment		1,385,456	1,415,561
Wuhan Huiyu [Member]
Schedule of Investments [Line Items]
Total equity investment	297,060	303,627
Wuhan Huiyu [Member] | Gamehaus Inc [Member]
Schedule of Investments [Line Items]
Total equity investment		303,627	281,765
Beijing Jiaqiwan [Member]
Schedule of Investments [Line Items]
Total equity investment	$ 165,360	165,120
Beijing Jiaqiwan [Member] | Gamehaus Inc [Member]
Schedule of Investments [Line Items]
Total equity investment		$ 165,120	$ 165,487